Note 17 - Leases - Undiscounted Cash Flows Due to Operating Leases (Details) $ in Thousands	Dec. 31, 2023 USD ($)
2024	$ 473
2025	481
2026	489
2027	443
2028	431
2029 and thereafter	3,059
Total undiscounted cash flows	5,376
Discount on cash flows	(964)
Other Liabilities [Member]
Total lease liabilities	$ 4,412